Financial Instruments and Financial Risk Management (Details)						1 Months Ended		12 Months Ended
	Feb. 22, 2022 $ / shares	Oct. 14, 2020	Nov. 28, 2017	Mar. 29, 2017	Dec. 06, 2016	Feb. 08, 2022	Mar. 30, 2021	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)	Feb. 01, 2022 $ / shares	Dec. 31, 2021 ₪ / shares
Financial Instruments and Financial Risk Management (Details) [Line Items]
Change in fair value of percentage									10.00%
Increase/decrease functional currency (in Dollars) | $								$ 379,000	$ 408,000	$ 27,000
Financial liabilities due to payable (in Dollars) | $								$ 7,556	2,051,000	1,435,000
Invested amount (in Dollars) | $									$ 100,000
Shares issued (in Shares) | shares									91,743
Share capital		58.70%						47.69%	0.47%
Reporting period (in Dollars) | $								$ 3,246,000		$ 105,000
Expected volatility			63.20%	63.20%	63.32%
Risk free interest			0.19%	0.19%	0.19%
Expected term			5 years 6 months	5 years	5 years 6 months					3 years
Change in fair value of amount (in Dollars) | $								$ 484,000	$ 338,000	$ 142,000
Expected volatility rate						5.02%	0.00%			34.74%
Risk-free interest percentage							0.15%			0.24%
Safee and holds [Member]
Financial Instruments and Financial Risk Management (Details) [Line Items]
Share capital								2.35%
Tondo and holds [Member]
Financial Instruments and Financial Risk Management (Details) [Line Items]
Share capital								2.29%
SciSparc and holds [Member]
Financial Instruments and Financial Risk Management (Details) [Line Items]
Share capital								4.85%
Maris-Tech [Member]
Financial Instruments and Financial Risk Management (Details) [Line Items]
Invested amount (in Dollars) | $								$ 240,000
Shares issued (in Shares) | shares								78,370
Share capital								2.09%
Per share (in Dollars per share) | $ / shares											$ 4.2
Per Share (in Dollars per share) | $ / shares											$ 3.15
Warrants [Member]
Financial Instruments and Financial Risk Management (Details) [Line Items]
Expected volatility					80.94%
Risk free interest					0.13%
Expected term					5 years 6 months
Warrants One [Member]
Financial Instruments and Financial Risk Management (Details) [Line Items]
Expected volatility				82.35%
Risk free interest				0.13%
Expected term				5 years
Warrants Two [Member]
Financial Instruments and Financial Risk Management (Details) [Line Items]
Expected volatility			91.72%
Risk free interest			0.23%
Expected term			5 years 6 months
Non-IPO [Member]
Financial Instruments and Financial Risk Management (Details) [Line Items]
Expected volatility	63.20%
Risk free interest	3.15%
Expected term	2 years 6 months
Share price | $ / shares	$ 0.0024
IPO scenario [Member]
Financial Instruments and Financial Risk Management (Details) [Line Items]
Expected volatility	55.81%
Risk free interest	0.81%
Expected term	5 years
Share price | $ / shares	$ 3.15
Black-Scholes model [Member] | IPO scenario [Member]
Financial Instruments and Financial Risk Management (Details) [Line Items]
Expected volatility			85.23%	84.49%	82.19%
Risk free interest			0.32%	0.19%	0.23%
Expected term			5 years 6 months	5 years	5 years 6 months
Monte Carlo Model [Member]
Financial Instruments and Financial Risk Management (Details) [Line Items]
Risk-free interest percentage										0.12%
Monte Carlo Model [Member]
Financial Instruments and Financial Risk Management (Details) [Line Items]
Expected term										3 months 25 days
Expected volatility rate										22.90%
Linkury [Member]
Financial Instruments and Financial Risk Management (Details) [Line Items]
Change in fair value of percentage								1.00%		5.00%
Expected term								7 years		7 years
Weighted average cost of capital percentage								21.30%		20.90%
Change in fair value of amount (in Dollars) | $								$ 445,000		$ 55
Anti-dilution [Member]
Financial Instruments and Financial Risk Management (Details) [Line Items]
Change in fair value of percentage									10.00%	10.00%
Expected volatility								46.85%	52.31%	34.74%
Risk free interest								0.67%	0.13%	0.24%
Expected term								3 years	3 years	3 years
Share price | ₪ / shares												₪ 1.45
Probability for the occurrence percentage								25.00%	25.00%	25.00%
Change in fair value of anti-dilution (in Dollars) | $									$ 189,000	$ 116
ScoutCam warrants [Member]
Financial Instruments and Financial Risk Management (Details) [Line Items]
Expected volatility								49.50%
Risk free interest								0.65%
Expected term								3 years
Share price | $ / shares								$ 6,300
Gix Warrants [Member]
Financial Instruments and Financial Risk Management (Details) [Line Items]
Expected volatility								46.85%
Risk free interest								0.67%
Expected term								3 years
Non-IPO [Member]
Financial Instruments and Financial Risk Management (Details) [Line Items]
Expected volatility								78.86%
Risk free interest								0.97%
Expected term								3 years
Share price | $ / shares								$ 7.56
Non-IPO [Member]
Financial Instruments and Financial Risk Management (Details) [Line Items]
Expected volatility								87.86%
Risk free interest								0.85%
Expected term								2 years 9 months 7 days
Share price | $ / shares								$ 0.0544
IPO scenario [Member]
Financial Instruments and Financial Risk Management (Details) [Line Items]
Expected volatility								93.76%
Risk free interest								0.97%
Expected term								3 years 6 months 18 days
Share price | $ / shares								$ 1.20
Algomizer Warrants [Member]
Financial Instruments and Financial Risk Management (Details) [Line Items]
Expected volatility									52.31%	34.74%
Risk free interest									0.23%	0.24%
Expected term									3 years	3 years
Conversion Right [Member]
Financial Instruments and Financial Risk Management (Details) [Line Items]
Expected volatility									66.77%
Risk free interest									0.04%
Expected term									3 years
Conversion Right [Member] | Second Beat [Member]
Financial Instruments and Financial Risk Management (Details) [Line Items]
Expected volatility									57.66%
Risk free interest									0.06%